Condensed Consolidated Balance Sheets (Quarterly Periods Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Nov. 19, 2014
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000
Preferred stock, shares issued	3,071,000	1,160,000	2,400,000	1,861,000
Preferred stock, shares outstanding	3,071,000	1,160,000	2,400,000
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	3,000,000,000
Common stock, shares issued	92,877,999	28,874,299	21,581,103
Common stock, shares outstanding	92,877,999	28,874,299	21,581,103